Issued and Outstanding Shares of Common Stock (Details)	Number of Shares of Common Stock	Amount
Balance of shares at Mar. 14, 2014	0	0
Issued for cash at $0.001 per share	100	0
Issued for cash at $0.005 per share	19,000,000	95,000
Redeemed for cash at $0.001 per share	(100)	0
Balance of shares, at Sep. 30, 2014	19,000,000	95,000